Commitments and Contingencies - Schedule of Future Minimum Lease Payments under Non-Cancellable Operating Lease Agreements (Details) - Dec. 31, 2019	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Abstract]
2020	¥ 95,832,417	$ 13,765,465
2021	98,443,524	14,140,527
2022	84,716,637	12,168,784
2023	77,391,692	11,116,621
2024	66,291,320	9,522,152
Thereafter	346,317,562	49,745,405
Total	¥ 768,993,152	$ 110,458,954